Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Equity in earnings of investee income tax provision	$ 0	$ 0